Performance Management - iShares International Dividend Active ETF	Apr. 30, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
As a result of a reorganization (the “Reorganization”) that was completed on November 15, 2024, the Fund acquired all of the assets and assumed certain stated liabilities of BlackRock International Dividend Fund (the “Predecessor Fund”), a series of BlackRock FundsSM. The Fund adopted the performance of the Predecessor Fund as a result of the Reorganization on November 15, 2024. The performance information below is based on the performance of Institutional Shares of the Predecessor Fund for periods prior to the date of the Reorganization. The Predecessor Fund had the same investment objectives and investment strategies as the Fund as of the date of the Reorganization. The Predecessor Fund was managed by a different investment adviser that is under common control with BFA but was sub-advised by BlackRock International Limited and had the same portfolio management team as the Fund as of the date of the Reorganization. Performance for the periods prior to June 12, 2017 shown below is based on the investment objective, investment process and investment strategies utilized by the Predecessor Fund at that time under the name “BlackRock International Opportunities Portfolio.”
The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the Fund’s performance to that of the MSCI ACWI ex-USA Index (Net). To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. If the Fund’s investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower.

Performance Past Does Not Indicate Future [Text]	As with all such investments, past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund.
Bar Chart [Heading]	Calendar Year by Year Returns1
Bar Chart Closing [Text Block]
The best calendar quarter return during the period shown above was 18.05% in the 4th quarter of 2022; the worst was -17.33% in the 1st quarter of 2020.
Updated performance information, including the Fund’s current NAV, may be obtained by visiting our website at www.blackrock.com or by calling 1-800-474-2737 (toll free).

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	Fund returns after taxes on distributions and sales of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sales of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.
Performance Availability Website Address [Text]	www.blackrock.com
Performance Availability Phone [Text]	1-800-474-2737 (toll free)
iShares International Dividend Active ETF
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	10.60%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	best
Highest Quarterly Return	18.05%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	worst
Lowest Quarterly Return	(17.33%)
Lowest Quarterly Return, Date	Mar. 31, 2020